Filed Pursuant to Rule 497(e)
                                                        Registration No.33-78264


                              EXCELSIOR FUNDS TRUST
                                   Equity Fund
                               Mid Cap Value Fund
                               Optimum Growth Fund
                      International Equity Fund Income Fund
                             Total Return Bond Fund
                                   Income Fund
                                 High Yield Fund

Supplement dated April 23, 2003, to the Statement of Additional Information dated August 1, 2002.

     On page 34 of the Statement of Additional Information, the second full paragraph is replaced in its entirety with the following:

     "For the 30-day period ended March 31, 2003, the standardized effective yield for Institutional Shares of the Income, Total Return Bond and High Yield Funds was as follows: Income Fund, 5.14%; Total Return Bond Fund, 3.88%; and High Yield Fund 8.49%. For the 30-day period ended March 31, 2003, the standardized effective yield for the Retail Shares of the High Yield Fund was 8.27%."